INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Investments

Investments consist of the following:

	December 31
(in US$ thousands)	2011	2012
Investments accounted for under the equity method	$7,615	$5,223
Investments accounted for under the cost method	700	—

	$8,315	$5,223